Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

16. Commitments and Contingencies

Operating Leases

The Company leases its facilities under non-cancelable operating leases expiring at various dates.

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2022 were as follows:

Years Ended December 31,	RMB
2023	4,272,058
2024	4,272,058
2025	3,524,432
Total	12,068,548

Rental expenses were RMB37,786,840, RMB30,636,589 and RMB14,876,505 during the years ended December 31, 2020, 2021 and 2022, respectively.

Contingencies

The Company does not have any pending legal or administrative proceedings to which the Company is a party that will have a material effect on its business or financial condition.

Investment commitments

The capital injection the company would be obligated to provide was nil for the year ended December 31,2022.